Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
Net income	$ 6,865,000	$ 7,180,000	$ 7,028,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	315,000	370,000	196,000
Investment securities gains, net	(323,000)	(248,000)	(11,000)
Depreciation and amortization	1,013,000	1,049,000	891,000
Amortization of premium and discount on investment securities	669,000	737,000	1,100,000
Accretion of deferred loan fees, net	(603,000)	(237,000)	(245,000)
Origination of loans held for sale	(17,889,000)	(6,223,000)
Proceeds from sale of loans held for sale	17,549,000	6,022,000
Gains on sale of loans	(329,000)	(237,000)
Earnings on bank-owned life insurance	(624,000)	(276,000)	(280,000)
Deferred income taxes	558,000	(154,000)	423,000
Stock-based compensation expense	18,000	10,000
(Gain) loss on other real estate owned	(48,000)	183,000	18,000
Other real estate owned writedowns	102,000	123,000	101,000
(Increase) decrease in accrued interest receivable	(292,000)	40,000	28,000
Increase (decrease) in accrued interest payable	80,000	(49,000)	(128,000)
Decrease in prepaid federal deposit insurance			513,000
Other, net	121,000	(831,000)	263,000
Net cash provided by operating activities	7,182,000	7,459,000	9,897,000
Investment securities available for sale:
Proceeds from repayments and maturities	13,497,000	13,474,000	25,411,000
Proceeds from sale of securities	15,686,000	8,383,000	25,088,000
Purchases	(21,946,000)	(12,287,000)	(25,815,000)
Increase in loans, net	(63,937,000)	(36,222,000)	(29,829,000)
Proceeds from the sale of other real estate owned	1,762,000	832,000	882,000
Purchase of bank-owned life insurance	(4,000,000)
Purchase of premises and equipment	(507,000)	(902,000)	(1,834,000)
Net cash used for investing activities	(59,445,000)	(26,722,000)	(6,097,000)
FINANCING ACTIVITIES
Net increase (decrease) in deposits	38,335,000	17,276,000	(24,499,000)
Increase in short-term borrowings, net	21,017,000	3,999,000	4,271,000
Repayment of other borrowings	(685,000)	(985,000)	(1,361,000)
Common stock issued			74,000
Stock options exercised	(7,000)	(50,000)	(77,000)
Proceeds from dividend reinvestment and purchase plan	651,000	590,000	736,000
Purchase of treasury stock	(6,784,000)
Cash dividends	(2,153,000)	(2,121,000)	(2,097,000)
Net cash provided by (used for) financing activities	50,374,000	18,709,000	(22,953,000)
Decrease in cash and cash equivalents	(1,889,000)	(554,000)	(19,153,000)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	25,639,000	26,193,000	45,346,000
CASH AND CASH EQUIVALENTS AT END OF YEAR	23,750,000	25,639,000	26,193,000
Cash paid during the year for:
Interest on deposits and borrowings	3,740,000	4,119,000	5,378,000
Income taxes	800,000	2,260,000	1,620,000
Non-cash investing transactions:
Transfers from loans to other real estate owned	638,000	$ 1,030,000	2,113,000
Loans to facilitate the sale of other real estate owned			$ (260,000)
Death benefit proceeds not yet received from insurance company	$ 575,000